INCOME/(LOSS) PER SHARE	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

19.         INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Origin Agritech Limited	(153,663)	(62,250)	(85,261)

Denominator:
Average common stock outstanding - basic and Diluted	3,061,979	4,185,842	5,029,017

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:	(50.18)	(14.87)	(16.95)

For the years ended September 30, 2018, 2019 and 2020, the effect of the outstanding options was anti-dilutive.